Significant Accounting Policies - Narrative (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of changes in accounting estimates [line items]
Net assets	£ 571,300,000
Net current assets	226,100,000
Cash and cash equivalents	164,703,000	£ 162,806,000	£ 69,884,000	£ 101,327,000
Loans and borrowings	0	0
Grant received	£ 494,000	139,000	£ 228,000
Downside scenario
Disclosure of changes in accounting estimates [line items]
Percentage increase (decrease) in revenue	23.00%
Increase (decrease) in cash and cash equivalents	£ 87,000,000
Severe downside scenario
Disclosure of changes in accounting estimates [line items]
Percentage increase (decrease) in revenue	32.00%
Increase (decrease) in cash and cash equivalents	£ 146,000,000
Revolving Credit Facility
Disclosure of changes in accounting estimates [line items]
Undrawn borrowing facilities	350,000,000
Loans and borrowings	0	£ 0
Revolving Credit Facility | Downside scenario
Disclosure of changes in accounting estimates [line items]
Loans and borrowings	0
Revolving Credit Facility | Severe downside scenario
Disclosure of changes in accounting estimates [line items]
Loans and borrowings	0
Lexicon | Minimum
Disclosure of changes in accounting estimates [line items]
Range of customer relationship values	400,000
Lexicon | Maximum
Disclosure of changes in accounting estimates [line items]
Range of customer relationship values	£ 1,900,000
Lexicon | Customer attrition
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	5.00%
Percentage of reasonably possible decrease in actuarial assumption	5.00%
Lexicon | Discount rate, measurement input
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	2.50%
Percentage of reasonably possible decrease in actuarial assumption	2.50%
Mudbath & Co Pty Ltd | Minimum
Disclosure of changes in accounting estimates [line items]
Range of customer relationship values	£ 200,000
Mudbath & Co Pty Ltd | Maximum
Disclosure of changes in accounting estimates [line items]
Range of customer relationship values	£ 900,000
Mudbath & Co Pty Ltd | Customer attrition
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	5.00%
Percentage of reasonably possible decrease in actuarial assumption	5.00%
Mudbath & Co Pty Ltd | Discount rate, measurement input
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	2.50%
Percentage of reasonably possible decrease in actuarial assumption	2.50%
DEK Corporation Pty Ltd | Minimum
Disclosure of changes in accounting estimates [line items]
Range of customer relationship values	£ 5,700,000
DEK Corporation Pty Ltd | Historic benchmark of customer relationship value as a proportion of consideration transferred
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	5.00%
Percentage of reasonably possible decrease in actuarial assumption	5.00%